UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Senior Floating-Rate Trust Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2011
Eaton Vance
Senior Floating-Rate Trust
Table of Contents

Performance	2
Fund Profile	3

Endnotes and Additional Disclosures	4
Financial Statements	5
Board of Trustees’ Contract Approval	36
Officers and Trustees	39
Important Notices	40

Eaton Vance
Senior Floating-Rate Trust
April 30, 2011
Portfolio Managers Scott H. Page, CFA; Peter M. Campo, CFA; Craig P. Russ
Performance1

New York Stock Exchange (NYSE) Symbol	EFR
Inception Date	(11/28/03)

% Average Annual Total Returns at net asset value (NAV)

Six Months	7.60
One Year	11.13
Five Years	4.67
Since Inception	5.11

% Average Annual Total Returns at market price, NYSE

Six Months	11.54
One Year	7.86
Five Years	7.76
Since Inception	6.24

% Premium/(Discount) to NAV (4/30/11)	8.23

Distributions

Total Distributions per share (10/31/10 – 4/30/11)	$0.568
Distribution Rate at NAV[2]	6.48%
Distribution Rate at market price[2]	5.99%

% Total Leverage[3]

APS	16.28
Borrowings	18.60

Comparative Performance[4]	% Return

S&P/LSTA Leveraged Loan Index

Six Months	4.77
One Year	6.93
Five Years	5.36
Since Inception (11/28/03)	5.41

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2011
Fund Profile5

Top 10 Holdings (% of total investments)

Intelsat Jackson Holdings SA	1.3
Community Health Systems, Inc.	1.3
Rite Aid Corp.	1.2
SunGard Data Systems, Inc.	1.1
HCA, Inc.	1.1
Aramark Corp.	1.1
Delphi Automotive	1.1
Nielsen Finance, LLC	0.9
UPC Broadband Holding B.V.	0.9
Health Management Associates, Inc.	0.8

Total % of total investments	10.8

Top 10 Sectors (% of total investments)

Healthcare	11.6
Business Equipment and Services	7.7
Cable and Satellite Television	6.8
Leisure Goods/Activities/Movies	5.2
Automotive	4.7
Telecommunications	4.5
Chemicals and Plastics	4.3
Food Service	4.3
Publishing	4.3
Financial Intermediaries	4.2

Total % of total investments	57.6

Credit Quality6 (% of loan holdings)

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2011
Endnotes and Additional Disclosures

1.	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, the returns would be lower.

2.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

3.	APS percentage represents the liquidation value of the Fund’s APS outstanding as a percentage of the aggregate of the net assets applicable to the Fund’s common shares plus the APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

4.	The S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Indices do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

5.	Fund profile is subject to change due to active management.

6.	Ratings are based on Moody, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 139.2%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.5%

Booz Allen Hamilton, Inc.
	475	Term Loan, 4.00%, Maturing August 3, 2017	$481,056
DAE Aviation Holdings, Inc.
	891	Term Loan, 5.28%, Maturing July 31, 2014	901,285
	925	Term Loan, 5.28%, Maturing July 31, 2014	935,589
Delos Aircraft, Inc.
	625	Term Loan, 7.00%, Maturing March 17, 2016	629,687
Doncasters (Dundee HoldCo 4 Ltd.)
	394	Term Loan, 4.21%, Maturing July 13, 2015	385,301
	394	Term Loan, 4.71%, Maturing July 13, 2015	385,301
GBP	500	Term Loan - Second Lien, 6.63%, Maturing January 13, 2016	795,504
DynCorp International, LLC
	819	Term Loan, 6.25%, Maturing July 5, 2016	827,247
Evergreen International Aviation
	912	Term Loan, 10.50%, Maturing October 31, 2011(2)	904,289
IAP Worldwide Services, Inc.
	785	Term Loan, 8.25%, Maturing December 30, 2012	784,398
International Lease Finance Co.
	850	Term Loan, 6.75%, Maturing March 17, 2015	856,451
Spirit AeroSystems, Inc.
	1,557	Term Loan, 3.53%, Maturing September 30, 2016	1,568,418
TransDigm, Inc.
	2,145	Term Loan, 4.00%, Maturing February 14, 2017	2,170,925
Wesco Aircraft Hardware Corp.
	441	Term Loan, 4.25%, Maturing April 4, 2017	446,053
Wyle Laboratories, Inc.
	856	Term Loan, 7.75%, Maturing March 25, 2016	858,872

			$12,930,376

Automotive — 6.4%

Adesa, Inc.
	1,944	Term Loan, 2.97%, Maturing October 18, 2013	$1,942,611
Allison Transmission, Inc.
	3,800	Term Loan, 2.99%, Maturing August 7, 2014	3,800,084
Autotrader.com, Inc.
	1,097	Term Loan, 4.75%, Maturing December 15, 2016	1,107,948
Delphi Automotive
	8,650	Term Loan, 5.00%, Maturing April 14, 2017	8,643,945
Federal-Mogul Corp.
	2,445	Term Loan, 2.17%, Maturing December 29, 2014	2,388,463
	3,072	Term Loan, 2.15%, Maturing December 28, 2015	3,001,457
Ford Motor Co.
	3,157	Term Loan, 2.97%, Maturing December 16, 2013	3,164,481
Goodyear Tire & Rubber Co.
	5,400	Term Loan - Second Lien, 1.94%, Maturing April 30, 2014	5,333,850
HHI Holdings, LLC
	525	Term Loan, 7.01%, Maturing March 21, 2017	525,656
Metaldyne, LLC
	920	Term Loan, 7.75%, Maturing October 28, 2016	943,385
TriMas Corp.
	142	Term Loan, 6.00%, Maturing August 2, 2011	143,119
	2,568	Term Loan, 6.00%, Maturing December 15, 2015	2,587,285

			$33,582,284

Beverage and Tobacco — 0.2%

Green Mountain Coffee Roasters
	1,097	Term Loan, 5.50%, Maturing December 16, 2016	$1,113,366

			$1,113,366

Building and Development — 2.4%

Armstrong World Industries, Inc.
	650	Term Loan, 4.00%, Maturing March 9, 2018	$655,606
Beacon Sales Acquisition, Inc.
	1,075	Term Loan, 2.27%, Maturing September 30, 2013	1,061,981
Brickman Group Holdings, Inc.
	1,172	Term Loan, 7.25%, Maturing October 14, 2016	1,197,945
CB Richard Ellis Services, Inc.
	694	Term Loan, 1.63%, Maturing March 5, 2018(3)	694,575
	656	Term Loan, 1.75%, Maturing September 4, 2019(3)	656,261
Forestar USA Real Estate Group, Inc.
	244	Revolving Loan, 0.84%, Maturing August 6, 2013(3)	239,498
	2,240	Term Loan, 6.50%, Maturing August 6, 2015	2,228,919
NCI Building Systems, Inc.
	250	Term Loan, 8.00%, Maturing April 18, 2014	248,712
November 2005 Land Investors, LLC
	305	Term Loan, 0.00%, Maturing March 31, 2011(4)(5)	68,589
Panolam Industries Holdings, Inc.
	1,619	Term Loan, 8.25%, Maturing December 31, 2013	1,497,622
RE/MAX International, Inc.
	1,754	Term Loan, 5.50%, Maturing April 15, 2016	1,762,007
Realogy Corp.
	139	Term Loan, 3.24%, Maturing October 10, 2013	133,113
	665	Term Loan, 3.31%, Maturing October 10, 2013	638,742

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Building and Development (continued)

South Edge, LLC
	1,588	Term Loan, 0.00%, Maturing October 31, 2009(6)	$1,345,406

			$12,428,976

Business Equipment and Services — 11.5%

Activant Solutions, Inc.
	153	Term Loan, 2.31%, Maturing May 2, 2013	$152,646
	916	Term Loan, 4.81%, Maturing February 2, 2016	917,533
Advantage Sales & Marketing, Inc.
	1,845	Term Loan, 5.25%, Maturing December 18, 2017	1,857,285
Affinion Group, Inc.
	4,635	Term Loan, 5.00%, Maturing October 10, 2016	4,652,036
Allied Security Holdings, LLC
	575	Term Loan, 5.00%, Maturing February 4, 2017	579,552
Dealer Computer Services, Inc.
	2,400	Term Loan, 3.75%, Maturing April 20, 2018	2,423,479
Education Management, LLC
	4,009	Term Loan, 2.06%, Maturing June 3, 2013	3,950,048
Fifth Third Processing Solution
	923	Term Loan, 5.50%, Maturing November 3, 2016	932,260
First American Corp.
	918	Term Loan, 4.75%, Maturing April 12, 2016	923,227
Infogroup, Inc.
	720	Term Loan, 6.25%, Maturing July 1, 2016	726,159
iPayment, Inc.
	2,176	Term Loan, 4.25%, Maturing May 10, 2013	2,168,789
Kronos, Inc.
	1,007	Term Loan, 2.06%, Maturing June 11, 2014	995,236
Language Line, LLC
	2,170	Term Loan, 6.25%, Maturing June 20, 2016	2,191,258
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	925,000
NE Customer Service
	1,661	Term Loan, 6.00%, Maturing March 23, 2016	1,661,308
Protection One Alarm Monitor, Inc.
	1,629	Term Loan, 6.00%, Maturing May 16, 2016	1,636,649
Quantum Corp.
	111	Term Loan, 3.81%, Maturing July 14, 2014	110,439
Quintiles Transnational Corp.
	979	Term Loan, 2.31%, Maturing March 29, 2013	978,412
	1,700	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	1,704,250
Sabre, Inc.
	5,937	Term Loan, 2.23%, Maturing September 30, 2014	5,497,250
Safenet, Inc.
	1,936	Term Loan, 2.71%, Maturing April 12, 2014	1,923,490
Serena Software, Inc.
	474	Term Loan, 4.31%, Maturing March 10, 2016	472,519
Sitel (Client Logic)
	1,567	Term Loan, 5.79%, Maturing January 30, 2014	1,562,785
Softlayer Tech, Inc.
	648	Term Loan, 7.25%, Maturing November 5, 2016	654,016
Solera Holdings, LLC
EUR	725	Term Loan, 2.94%, Maturing May 16, 2014	1,063,255
SunGard Data Systems, Inc.
	2,166	Term Loan, 1.98%, Maturing February 28, 2014	2,149,101
	6,642	Term Loan, 3.93%, Maturing February 26, 2016	6,683,261
TransUnion, LLC
	1,900	Term Loan, 4.75%, Maturing February 12, 2018	1,917,338
Travelport, LLC
	4,062	Term Loan, 4.74%, Maturing August 21, 2015	3,987,047
	553	Term Loan, 4.81%, Maturing August 21, 2015	542,505
EUR	1,054	Term Loan, 5.66%, Maturing August 21, 2015	1,520,481
West Corp.
	281	Term Loan, 2.73%, Maturing October 24, 2013	280,386
	1,943	Term Loan, 4.59%, Maturing July 15, 2016	1,962,753
	683	Term Loan, 4.61%, Maturing July 15, 2016	690,318

			$60,392,071

Cable and Satellite Television — 10.2%

Atlantic Broadband Finance, LLC
	1,362	Term Loan, 4.00%, Maturing March 8, 2016	$1,372,889
Bragg Communications, Inc.
	2,075	Term Loan, 2.81%, Maturing August 31, 2014	2,051,409
Bresnan Communications, LLC
	1,247	Term Loan, 4.50%, Maturing December 14, 2017	1,258,876
Casema NV
EUR	1,000	Term Loan - Second Lien, 5.95%, Maturing March 14, 2016	1,485,779
Cequel Communications, LLC
	2,146	Term Loan, 2.24%, Maturing November 5, 2013	2,139,011
Charter Communications Operating, LLC
	3,933	Term Loan, 2.22%, Maturing March 6, 2014	3,936,523
	995	Term Loan, 3.56%, Maturing September 6, 2016	999,623
CSC Holdings, Inc.
	2,878	Term Loan, 2.06%, Maturing March 29, 2016	2,888,758
Foxco Acquisition Sub, LLC
	560	Term Loan, 4.77%, Maturing July 14, 2015	562,622

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Cable and Satellite Television (continued)

Insight Midwest Holdings, LLC
	3,304	Term Loan, 2.02%, Maturing April 7, 2014	$3,282,963
Kabel Deutschland GmbH
EUR	2,000	Term Loan, 5.21%, Maturing December 13, 2016	2,988,220
MCC Iowa, LLC
	5,645	Term Loan, 1.94%, Maturing January 31, 2015	5,627,253
Mediacom, LLC
	819	Term Loan, 4.50%, Maturing October 23, 2017	812,416
Mediacom Broadband, LLC
	1,464	Term Loan, 4.50%, Maturing October 23, 2017	1,465,767
Mediacom Illinois, LLC
	3,636	Term Loan, 1.94%, Maturing January 31, 2015	3,490,578
	985	Term Loan, 5.50%, Maturing March 31, 2017	989,309
NDS Finance, Ltd.
	1,350	Term Loan, 4.00%, Maturing March 12, 2018	1,355,906
ProSiebenSat.1 Media AG
EUR	93	Term Loan, 2.58%, Maturing July 2, 2014	131,494
EUR	904	Term Loan, 2.58%, Maturing July 2, 2014	1,284,486
EUR	369	Term Loan, 3.68%, Maturing March 6, 2015	506,678
EUR	2,187	Term Loan, 2.92%, Maturing June 26, 2015	3,144,258
EUR	97	Term Loan, 2.96%, Maturing July 3, 2015	139,738
EUR	369	Term Loan, 3.93%, Maturing March 4, 2016	506,677
EUR	384	Term Loan, 8.30%, Maturing March 6, 2017(2)	514,871
EUR	520	Term Loan - Second Lien, 5.05%, Maturing September 2, 2016	691,573
UPC Broadband Holding B.V.
	409	Term Loan, 3.74%, Maturing December 30, 2016	411,035
EUR	2,353	Term Loan, 4.71%, Maturing December 31, 2016	3,463,539
	1,264	Term Loan, 3.74%, Maturing December 29, 2017	1,268,902
EUR	1,619	Term Loan, 4.96%, Maturing December 31, 2017	2,387,142
Virgin Media Investment Holding
GBP	456	Term Loan, 4.57%, Maturing December 31, 2015	764,600
YPSO Holding SA
EUR	550	Term Loan, 4.95%, Maturing June 16, 2014(2)	739,880
EUR	212	Term Loan, 5.11%, Maturing June 16, 2014(2)	285,533
EUR	253	Term Loan, 5.11%, Maturing June 16, 2014(2)	340,635

			$53,288,943

Chemicals and Plastics — 6.7%

Arizona Chemical, Inc.
	488	Term Loan, 4.75%, Maturing November 21, 2016	$492,322
Brenntag Holding GmbH and Co. KG
	220	Term Loan, 3.72%, Maturing January 20, 2014	220,940
	1,493	Term Loan, 3.74%, Maturing January 20, 2014	1,498,900
Celanese Holdings, LLC
	1,473	Term Loan, 3.30%, Maturing October 31, 2016	1,486,417
General Chemical Corp.
	597	Term Loan, 5.00%, Maturing March 3, 2017	601,229
Hexion Specialty Chemicals, Inc.
	1,709	Term Loan, 4.00%, Maturing May 5, 2015	1,702,686
	481	Term Loan, 4.06%, Maturing May 5, 2015	480,047
	764	Term Loan, 4.06%, Maturing May 5, 2015	761,698
Houghton International, Inc.
	821	Term Loan, 6.75%, Maturing January 29, 2016	830,704
Huntsman International, LLC
	573	Term Loan, 1.74%, Maturing April 21, 2014	568,885
	855	Term Loan, 2.51%, Maturing June 30, 2016	850,777
	1,563	Term Loan, 2.77%, Maturing April 19, 2017	1,555,813
INEOS Group
	2,563	Term Loan, 7.50%, Maturing December 16, 2013	2,658,688
	2,478	Term Loan, 8.00%, Maturing December 16, 2014	2,569,853
EUR	1,250	Term Loan, 9.00%, Maturing December 16, 2015	1,949,218
ISP Chemco, Inc.
	1,533	Term Loan, 1.75%, Maturing June 4, 2014	1,513,089
MacDermid, Inc.
EUR	643	Term Loan, 3.40%, Maturing April 11, 2014	938,160
	465	Term Loan, 2.21%, Maturing April 12, 2014	462,377
Momentive Performance Materials
	1,652	Term Loan, 3.75%, Maturing May 5, 2015	1,643,429
Nalco Co.
	1,393	Term Loan, 4.50%, Maturing October 5, 2017	1,407,511
Omnova Solutions, Inc.
	998	Term Loan, 5.75%, Maturing May 31, 2017	1,010,592
Rockwood Specialties Group, Inc.
	2,125	Term Loan, 3.75%, Maturing February 9, 2018	2,148,906
Schoeller Arca Systems Holding
EUR	145	Term Loan, 5.01%, Maturing November 16, 2015	151,982
EUR	412	Term Loan, 5.01%, Maturing November 16, 2015	433,329
EUR	443	Term Loan, 5.01%, Maturing November 16, 2015	466,305
Solutia, Inc.
	2,155	Term Loan, 3.50%, Maturing August 1, 2017	2,173,161
Styron S.A.R.L.
	2,893	Term Loan, 6.00%, Maturing August 2, 2017	2,926,184
Univar, Inc.
	1,571	Term Loan, 5.00%, Maturing June 30, 2017	1,584,949

			$35,088,151

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates — 3.1%

Goodman Global Holdings, Inc.
	1,791	Term Loan, 5.75%, Maturing October 28, 2016	$1,809,463
Jarden Corp.
	1,037	Term Loan, 3.24%, Maturing January 31, 2017	1,049,547
Manitowoc Company, Inc. (The)
	775	Term Loan, 8.00%, Maturing November 6, 2014	779,233
RBS Global, Inc.
	772	Term Loan, 2.50%, Maturing July 19, 2013	768,522
	3,785	Term Loan, 2.79%, Maturing July 19, 2013	3,784,836
RGIS Holdings, LLC
	122	Term Loan, 2.80%, Maturing April 30, 2014	120,234
	2,438	Term Loan, 2.81%, Maturing April 30, 2014	2,404,685
Service Master Co.
	135	Term Loan, 2.72%, Maturing July 24, 2014	133,204
	1,357	Term Loan, 2.76%, Maturing July 24, 2014	1,337,593
US Investigations Services, Inc.
	982	Term Loan, 3.06%, Maturing February 21, 2015	975,595
	819	Term Loan, 7.75%, Maturing February 21, 2015	825,465
Walter Industries, Inc.
	2,300	Term Loan, 4.00%, Maturing April 2, 2018	2,322,857

			$16,311,234

Containers and Glass Products — 3.8%

Berry Plastics Corp.
	1,959	Term Loan, 2.31%, Maturing April 3, 2015	$1,889,795
BWAY Corp.
	71	Term Loan, 4.50%, Maturing February 23, 2018	71,392
	798	Term Loan, 4.50%, Maturing February 23, 2018	804,861
Graham Packaging Holdings Co.
	1,677	Term Loan, 6.75%, Maturing April 5, 2014	1,694,821
	2,239	Term Loan, 6.00%, Maturing September 23, 2016	2,261,487
Graphic Packaging International, Inc.
	3,492	Term Loan, 2.29%, Maturing May 16, 2014	3,491,873
	373	Term Loan, 3.04%, Maturing May 16, 2014	374,063
Hilex Poly Co.
	975	Term Loan, 11.25%, Maturing November 16, 2015	975,000
JSG Acquisitions
	1,189	Term Loan, 3.67%, Maturing December 31, 2014	1,191,876
Pelican Products, Inc.
	773	Term Loan, 5.00%, Maturing March 7, 2017	776,687
Reynolds Group Holdings, Inc.
	2,825	Term Loan, 4.25%, Maturing February 9, 2018	2,844,422
Smurfit Kappa Acquisitions
	1,189	Term Loan, 3.42%, Maturing December 31, 2014	1,191,876
Smurfit-Stone Container Corp.
	2,361	Term Loan, 6.75%, Maturing July 15, 2016	2,365,327

			$19,933,480

Cosmetics / Toiletries — 1.5%

Alliance Boots Holdings, Ltd.
GBP	1,775	Term Loan, 3.59%, Maturing July 5, 2015	$2,872,836
EUR	1,000	Term Loan, 4.20%, Maturing July 5, 2015	1,460,784
Bausch & Lomb, Inc.
	291	Term Loan, 3.46%, Maturing April 24, 2015	291,773
	1,198	Term Loan, 3.54%, Maturing April 24, 2015	1,200,173
KIK Custom Products, Inc.
	975	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	679,453
Prestige Brands, Inc.
	1,576	Term Loan, 4.76%, Maturing March 24, 2016	1,589,891

			$8,094,910

Drugs — 1.1%

Axcan Pharma, Inc.
	1,496	Term Loan, 5.50%, Maturing February 10, 2017	$1,496,250
Graceway Pharmaceuticals, LLC
	1,200	Term Loan, 4.96%, Maturing May 3, 2012	726,258
	307	Term Loan, 9.96%, Maturing November 3, 2013(2)(5)	3,067
	1,500	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(4)	85,000
Pharmaceutical Holdings Corp.
	43	Term Loan, 4.47%, Maturing January 30, 2012	43,239
Warner Chilcott Corp.
	806	Term Loan, 4.25%, Maturing March 15, 2018	813,268
	1,611	Term Loan, 4.25%, Maturing March 15, 2018	1,626,536
WC Luxco S.A.R.L.
	1,108	Term Loan, 4.25%, Maturing March 15, 2018	1,118,243

			$5,911,861

Ecological Services and Equipment — 0.6%

Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.04%, Maturing September 30, 2014	$398,796
Environmental Systems Products Holdings, Inc.
	683	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	633,077

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Ecological Services and Equipment (continued)

Sensus Metering Systems, Inc.
	2,038	Term Loan, 7.00%, Maturing June 3, 2013	$2,047,808

			$3,079,681

Electronics / Electrical — 5.6%

Aspect Software, Inc.
	1,559	Term Loan, 6.25%, Maturing April 19, 2016	$1,572,897
Attachmate Corp.
	950	Term Loan, Maturing April 27, 2017(7)	952,375
Christie/Aix, Inc.
	639	Term Loan, 5.25%, Maturing April 29, 2016	636,934
Edwards (Cayman Island II), Ltd.
	1,247	Term Loan, 5.50%, Maturing May 31, 2016	1,251,551
FCI International S.A.S.
	156	Term Loan, 3.66%, Maturing November 1, 2013	155,478
	162	Term Loan, 3.66%, Maturing November 1, 2013	161,498
	156	Term Loan, 3.66%, Maturing October 31, 2014	155,478
	162	Term Loan, 3.66%, Maturing October 31, 2014	161,498
Freescale Semiconductor, Inc.
	2,766	Term Loan, 4.49%, Maturing December 1, 2016	2,770,953
Infor Enterprise Solutions Holdings
	500	Term Loan, 5.71%, Maturing March 2, 2014	451,563
	1,483	Term Loan, 5.97%, Maturing July 28, 2015	1,453,194
	2,842	Term Loan, 5.97%, Maturing July 28, 2015	2,826,571
	183	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	167,750
	317	Term Loan - Second Lien, 6.46%, Maturing March 2, 2014	291,235
Network Solutions, LLC
	451	Term Loan, 2.47%, Maturing March 7, 2014	446,090
NXP B.V.
	2,700	Term Loan, 4.50%, Maturing March 7, 2017	2,732,063
Open Solutions, Inc.
	2,016	Term Loan, 2.40%, Maturing January 23, 2014	1,807,170
Sensata Technologies B.V.
EUR	997	Term Loan, 3.36%, Maturing April 26, 2013	1,463,889
Sensata Technologies Finance Co.
	2,686	Term Loan, 2.02%, Maturing April 26, 2013	2,674,875
Shield Finance Co. S.A.R.L.
	855	Term Loan, 7.75%, Maturing June 15, 2016	863,866
Spansion, LLC
	557	Term Loan, 6.25%, Maturing January 8, 2015	561,272
Spectrum Brands, Inc.
	2,943	Term Loan, 5.01%, Maturing June 17, 2016	2,980,458
VeriFone, Inc.
	1,991	Term Loan, 2.97%, Maturing October 31, 2013	1,965,742
Vertafore, Inc.
	998	Term Loan, 5.25%, Maturing July 29, 2016	1,004,670

			$29,509,070

Equipment Leasing — 0.7%

Hertz Corp.
	3,525	Term Loan, 3.75%, Maturing March 9, 2018	$3,561,230

			$3,561,230

Farming / Agriculture — 0.3%

WM. Bolthouse Farms, Inc.
	1,633	Term Loan, 5.50%, Maturing February 11, 2016	$1,646,733

			$1,646,733

Financial Intermediaries — 5.3%

Citco III, Ltd.
	2,575	Term Loan, 4.46%, Maturing June 30, 2014	$2,574,842
Fidelity National Information Services, Inc.
	2,438	Term Loan, 5.25%, Maturing July 18, 2016	2,459,080
First Data Corp.
	257	Term Loan, 2.96%, Maturing September 24, 2014	244,737
	489	Term Loan, 2.96%, Maturing September 24, 2014	465,426
	1,238	Term Loan, 2.96%, Maturing September 24, 2014	1,177,911
	1,636	Term Loan, 4.21%, Maturing March 23, 2018	1,554,875
Grosvenor Capital Management
	1,353	Term Loan, 4.25%, Maturing December 5, 2016	1,353,226
HarbourVest Partners, LLC
	1,208	Term Loan, 6.25%, Maturing December 14, 2016	1,219,035
Interactive Data Corp.
	2,268	Term Loan, 4.75%, Maturing February 12, 2018	2,285,866
Jupiter Asset Management Group
GBP	217	Term Loan, 4.57%, Maturing March 17, 2015	362,035
LPL Holdings, Inc.
	920	Term Loan, 2.03%, Maturing June 28, 2013	921,670
	2,896	Term Loan, 4.25%, Maturing June 25, 2015	2,915,636
	2,091	Term Loan, 5.25%, Maturing June 28, 2017	2,114,502
MSCI, Inc.
	2,916	Term Loan, 3.75%, Maturing March 14, 2017	2,947,595
Nuveen Investments, Inc.
	1,651	Term Loan, 3.29%, Maturing November 13, 2014	1,605,229
	1,929	Term Loan, 5.79%, Maturing May 12, 2017	1,938,458

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Financial Intermediaries (continued)

RJO Holdings Corp. (RJ O’Brien)
	7	Term Loan, 6.24%, Maturing December 10, 2015(5)	$5,801
	224	Term Loan, 6.24%, Maturing December 10, 2015(5)	186,146
Towergate Finance, PLC
GBP	1,000	Term Loan, 6.50%, Maturing August 4, 2017	1,636,943

			$27,969,013

Food Products — 3.4%

Acosta, Inc.
	1,275	Term Loan, 4.75%, Maturing March 1, 2018	$1,285,624
American Seafoods Group, LLC
	642	Term Loan, 4.25%, Maturing March 8, 2018	643,939
Dole Food Company, Inc.
	1,645	Term Loan, 5.22%, Maturing March 2, 2017	1,662,641
	662	Term Loan, 5.50%, Maturing March 2, 2017	669,408
Liberator Midco, Ltd.
GBP	1,000	Term Loan, Maturing April 29, 2016(7)	1,670,350
Michael Foods Holdings, Inc.
	700	Term Loan, 4.25%, Maturing February 23, 2018	706,511
Pierre Foods, Inc.
	1,244	Term Loan, 7.00%, Maturing September 30, 2016	1,254,891
Pinnacle Foods Finance, LLC
	6,568	Term Loan, 2.74%, Maturing April 2, 2014	6,557,292
Provimi Group SA
	205	Term Loan, 2.46%, Maturing June 28, 2015	203,698
	252	Term Loan, 2.46%, Maturing June 28, 2015	250,675
EUR	265	Term Loan, 3.45%, Maturing June 28, 2015	390,235
EUR	428	Term Loan, 3.45%, Maturing June 28, 2015	629,647
EUR	457	Term Loan, 3.45%, Maturing June 28, 2015	672,522
EUR	590	Term Loan, 3.45%, Maturing June 28, 2015	867,250
	148	Term Loan - Second Lien, 4.46%, Maturing December 28, 2016	140,085
EUR	24	Term Loan - Second Lien, 5.20%, Maturing December 28, 2016	33,847
EUR	331	Term Loan - Second Lien, 5.45%, Maturing December 28, 2016	463,569

			$18,102,184

Food Service — 6.5%

Aramark Corp.
	169	Term Loan, 2.12%, Maturing January 27, 2014	$168,031
	2,094	Term Loan, 2.18%, Maturing January 27, 2014	2,083,116
GBP	958	Term Loan, 2.82%, Maturing January 27, 2014	1,563,374
	304	Term Loan, 3.49%, Maturing July 26, 2016	304,798
	4,621	Term Loan, 3.56%, Maturing July 26, 2016	4,634,659
Buffets, Inc.
	1,238	Term Loan, 12.00%, Maturing April 21, 2015(2)	1,125,183
	121	Term Loan, 7.56%, Maturing April 22, 2015(2)	91,866
Burger King Corp.
	4,813	Term Loan, 4.50%, Maturing October 19, 2016	4,816,360
CBRL Group, Inc.
	575	Term Loan, 2.82%, Maturing April 27, 2016	576,275
Del Monte Corp.
	3,675	Term Loan, 4.50%, Maturing March 8, 2018	3,695,374
Denny’s, Inc.
	690	Term Loan, 5.25%, Maturing February 24, 2017	696,676
DineEquity, Inc.
	1,583	Term Loan, 4.25%, Maturing October 19, 2017	1,603,664
Dunkin Brands, Inc.
	2,768	Term Loan, 4.25%, Maturing November 23, 2017	2,792,491
NPC International, Inc.
	268	Term Loan, 1.99%, Maturing May 3, 2013	266,289
OSI Restaurant Partners, LLC
	418	Term Loan, 3.29%, Maturing June 14, 2013	410,905
	4,276	Term Loan, 2.50%, Maturing June 14, 2014	4,202,164
QCE Finance, LLC
	1,117	Term Loan, 4.96%, Maturing May 5, 2013	1,059,022
Sagittarius Restaurants, LLC
	504	Term Loan, 7.52%, Maturing May 18, 2015	507,527
Selecta
EUR	741	Term Loan - Second Lien, 5.24%, Maturing December 28, 2015	798,720
U.S. Foodservice, Inc.
	1,997	Term Loan, 2.71%, Maturing July 3, 2014	1,936,654
Wendy’s/Arby’s Restaurants, LLC
	825	Term Loan, 5.00%, Maturing May 24, 2017	831,973

			$34,165,121

Food / Drug Retailers — 4.6%

General Nutrition Centers, Inc.
	4,725	Term Loan, 4.25%, Maturing March 2, 2018	$4,747,118
NBTY, Inc.
	2,095	Term Loan, 4.25%, Maturing October 2, 2017	2,112,425
Pantry, Inc. (The)
	218	Term Loan, 1.97%, Maturing May 15, 2014	214,957
	756	Term Loan, 1.97%, Maturing May 15, 2014	746,531

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food / Drug Retailers (continued)

Rite Aid Corp.
	7,966	Term Loan, 1.98%, Maturing June 4, 2014	$7,689,627
	2,114	Term Loan, 4.50%, Maturing February 28, 2018	2,109,073
Roundy’s Supermarkets, Inc.
	3,280	Term Loan, 7.00%, Maturing November 3, 2013	3,293,927
Supervalu, Inc.
	3,250	Term Loan, Maturing April 28, 2018(7)	3,233,750

			$24,147,408

Forest Products — 0.3%

Georgia-Pacific Corp.
	1,542	Term Loan, 3.56%, Maturing December 23, 2014	$1,551,370

			$1,551,370

Health Care — 18.0%

1-800-Contacts, Inc.
	907	Term Loan, 7.70%, Maturing March 4, 2015	$911,488
Alliance Healthcare Services
	1,210	Term Loan, 5.50%, Maturing June 1, 2016	1,215,736
Ardent Medical Services, Inc.
	1,139	Term Loan, 6.50%, Maturing September 15, 2015	1,145,141
Ascend Learning
	1,097	Term Loan, 7.75%, Maturing December 6, 2016	1,099,079
Aveta Holdings, LLC
	532	Term Loan, 8.50%, Maturing April 14, 2015	536,118
	532	Term Loan, 8.50%, Maturing April 14, 2015	536,118
Biomet, Inc.
	3,715	Term Loan, 3.28%, Maturing March 25, 2015	3,715,965
EUR	1,182	Term Loan, 4.13%, Maturing March 25, 2015	1,752,937
Bright Horizons Family Solutions, Inc.
	913	Term Loan, 7.50%, Maturing May 28, 2015	920,272
Cardinal Health 409, Inc.
	2,150	Term Loan, 2.46%, Maturing April 10, 2014	2,099,011
Carestream Health, Inc.
	1,525	Term Loan, 5.00%, Maturing February 25, 2017	1,431,403
Carl Zeiss Vision Holding GmbH
	1,170	Term Loan, 1.74%, Maturing October 24, 2014	1,052,025
	130	Term Loan, 4.00%, Maturing September 30, 2019	104,163
CDRL MS, Inc.
	934	Term Loan, 6.75%, Maturing September 29, 2016	943,739
Community Health Systems, Inc.
	353	Term Loan, 2.56%, Maturing July 25, 2014	345,302
	6,864	Term Loan, 2.56%, Maturing July 25, 2014	6,709,889
	3,449	Term Loan, 3.81%, Maturing January 25, 2017	3,400,154
ConMed Corp.
	445	Term Loan, 1.72%, Maturing April 12, 2013	435,991
ConvaTec, Inc.
	1,000	Term Loan, Maturing December 22, 2016(7)	1,005,156
CRC Health Corp.
	1,940	Term Loan, 4.81%, Maturing November 16, 2015	1,905,755
Dako EQT Project Delphi
	500	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	451,042
DaVita, Inc.
	2,993	Term Loan, 4.50%, Maturing October 20, 2016	3,024,271
DJO Finance, LLC
	638	Term Loan, 3.21%, Maturing May 20, 2014	636,612
Fresenius SE
	310	Term Loan, 3.50%, Maturing September 10, 2014	310,739
	690	Term Loan, 3.50%, Maturing September 10, 2014	693,319
Grifols SA
	2,150	Term Loan, Maturing November 23, 2016(7)	2,173,839
Hanger Orthopedic Group, Inc.
	673	Term Loan, 4.00%, Maturing December 1, 2016	677,240
Harvard Drug Group, LLC
	115	Term Loan, 6.50%, Maturing April 8, 2016	114,835
	835	Term Loan, 6.50%, Maturing April 8, 2016	835,165
HCA, Inc.
	2,572	Term Loan, 2.56%, Maturing November 18, 2013	2,571,413
	6,168	Term Loan, 3.56%, Maturing March 31, 2017	6,184,772
Health Management Associates, Inc.
	7,020	Term Loan, 2.06%, Maturing February 28, 2014	6,931,054
Iasis Healthcare, LLC
	78	Term Loan, 2.21%, Maturing March 14, 2014	77,962
	284	Term Loan, 2.21%, Maturing March 14, 2014	284,319
	821	Term Loan, 2.21%, Maturing March 14, 2014	821,411
	1,675	Term Loan, Maturing May 17, 2018(7)	1,666,625
Ikaria Acquisition, Inc.
	855	Term Loan, 7.00%, Maturing May 16, 2016	843,244
IM U.S. Holdings, LLC
	967	Term Loan, 2.23%, Maturing June 26, 2014	957,362
	625	Term Loan - Second Lien, 4.46%, Maturing June 26, 2015	624,414
IMS Health, Inc.
	1,287	Term Loan, 4.50%, Maturing August 25, 2017	1,296,264
inVentiv Health, Inc.
	733	Term Loan, 1.63%, Maturing August 4, 2016(3)	737,000
	366	Term Loan, 4.75%, Maturing August 4, 2016	367,807
	794	Term Loan, 4.75%, Maturing August 14, 2016	799,965

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Kindred Healthcare, Inc.
	1,825	Term Loan, Maturing April 9, 2018(7)	$1,822,149
Lifepoint Hospitals, Inc.
	2,022	Term Loan, 3.07%, Maturing April 15, 2015	2,028,857
MedAssets, Inc.
	886	Term Loan, 5.25%, Maturing November 16, 2016	895,503
MultiPlan, Inc.
	2,548	Term Loan, 4.75%, Maturing August 26, 2017	2,564,639
Mylan, Inc.
	1,130	Term Loan, 3.56%, Maturing October 2, 2014	1,136,347
Nyco Holdings
EUR	472	Term Loan, 5.20%, Maturing December 29, 2014	698,324
EUR	471	Term Loan, 5.70%, Maturing December 29, 2015	698,152
Physiotherapy Associates, Inc.
	647	Term Loan, 7.50%, Maturing June 27, 2013	647,485
Prime Healthcare Services, Inc.
	2,302	Term Loan, 7.25%, Maturing April 22, 2015	2,261,469
RadNet Management, Inc.
	1,089	Term Loan, 5.75%, Maturing April 1, 2016	1,090,634
ReAble Therapeutics Finance, LLC
	2,466	Term Loan, 2.22%, Maturing November 18, 2013	2,465,256
RehabCare Group, Inc.
	670	Term Loan, 6.00%, Maturing November 24, 2015	674,082
Renal Advantage Holdings, Inc.
	723	Term Loan, 5.75%, Maturing December 16, 2016	732,002
Select Medical Holdings Corp.
	2,252	Term Loan, 4.06%, Maturing August 22, 2014	2,258,263
Skillsoft Corp.
	978	Term Loan, 6.50%, Maturing May 26, 2017	995,508
Sunquest Information Systems, Inc.
	750	Term Loan, 6.25%, Maturing December 16, 2016	758,438
Sunrise Medical Holdings, Inc.
EUR	256	Term Loan, 6.75%, Maturing May 13, 2014	350,645
TriZetto Group, Inc. (The)
	723	Term Loan, 6.75%, Maturing August 4, 2015	725,763
	1,475	Term Loan, Maturing May 2, 2018(7)	1,467,625
Universal Health Services, Inc.
	2,115	Term Loan, 4.00%, Maturing November 15, 2016	2,128,770
Vanguard Health Holding Co., LLC
	1,584	Term Loan, 5.00%, Maturing January 29, 2016	1,591,980
VWR Funding, Inc.
	2,228	Term Loan, 2.71%, Maturing June 30, 2014	2,195,347

			$94,533,354

Home Furnishings — 0.7%

Hunter Fan Co.
	365	Term Loan, 2.72%, Maturing April 16, 2014	$352,474
National Bedding Co., LLC
	1,445	Term Loan, 3.81%, Maturing November 28, 2013	1,448,716
	2,050	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,024,375

			$3,825,565

Industrial Equipment — 4.1%

Brand Energy and Infrastructure Services, Inc.
	2,667	Term Loan, 2.56%, Maturing February 7, 2014	$2,607,112
	732	Term Loan, 3.56%, Maturing February 7, 2014	718,712
Brock Holdings III, Inc.
	1,150	Term Loan, 6.00%, Maturing March 16, 2017	1,154,312
Bucyrus International, Inc.
	1,287	Term Loan, 4.25%, Maturing February 19, 2016	1,295,801
Butterfly Wendel US, Inc.
	280	Term Loan, 3.46%, Maturing June 23, 2014	269,704
	280	Term Loan, 4.21%, Maturing June 22, 2015	269,617
EPD Holdings, (Goodyear Engineering Products)
	237	Term Loan, 2.72%, Maturing July 31, 2014	223,814
	1,655	Term Loan, 2.72%, Maturing July 31, 2014	1,562,653
	775	Term Loan - Second Lien, 5.96%, Maturing July 13, 2015	679,739
Excelitas Technologies Corp.
	995	Term Loan, 5.50%, Maturing November 23, 2016	999,975
Generac Acquisition Corp.
	1,211	Term Loan, 2.80%, Maturing November 11, 2013	1,208,287
Gleason Corp.
	634	Term Loan, 2.01%, Maturing June 30, 2013	630,887
Jason, Inc.
	69	Term Loan, 8.25%, Maturing September 21, 2014	69,073
	175	Term Loan, 8.25%, Maturing September 21, 2014	175,064
JMC Steel Group, Inc.
	700	Term Loan, 4.75%, Maturing April 3, 2017	703,203
KION Group GmbH
	1,021	Term Loan, 3.71%, Maturing December 23, 2014(2)	997,929
	1,021	Term Loan, 3.96%, Maturing December 23, 2015(2)	997,929
Pinafore, LLC
	2,116	Term Loan, 4.25%, Maturing September 29, 2016	2,138,669
Polypore, Inc.
	3,804	Term Loan, 2.22%, Maturing July 3, 2014	3,771,088

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment (continued)

Sequa Corp.
794	Term Loan, 3.50%, Maturing December 3, 2014	$788,899

		$21,262,467

Insurance — 3.0%

Alliant Holdings I, Inc.
2,384	Term Loan, 3.31%, Maturing August 21, 2014	$2,371,638
AmWINS Group, Inc.
956	Term Loan, 2.82%, Maturing June 8, 2013	949,923
500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	462,500
Applied Systems, Inc.
1,397	Term Loan, 5.50%, Maturing December 8, 2016	1,406,391
CCC Information Services Group, Inc.
1,425	Term Loan, 5.50%, Maturing November 11, 2015	1,434,788
Conseco, Inc.
1,257	Term Loan, 7.50%, Maturing September 30, 2016	1,269,233
Crawford & Company
1,148	Term Loan, 5.00%, Maturing October 30, 2013	1,156,719
Crump Group, Inc.
619	Term Loan, 3.22%, Maturing August 1, 2014	614,587
HUB International Holdings, Inc.
489	Term Loan, 2.81%, Maturing June 13, 2014	486,135
2,178	Term Loan, 2.81%, Maturing June 13, 2014	2,163,189
566	Term Loan, 6.75%, Maturing June 13, 2014	568,145
U.S.I. Holdings Corp.
2,991	Term Loan, 2.72%, Maturing May 5, 2014	2,961,105

		$15,844,353

Leisure Goods / Activities / Movies — 7.8%

Alpha D2, Ltd.
918	Term Loan, 2.71%, Maturing December 31, 2013	$896,661
1,582	Term Loan, 2.71%, Maturing December 31, 2013	1,544,484
2,000	Term Loan - Second Lien, 3.96%, Maturing June 30, 2014	1,942,000
AMC Entertainment, Inc.
3,728	Term Loan, 3.46%, Maturing December 16, 2016	3,734,727
Bombardier Recreational Products
2,810	Term Loan, 2.79%, Maturing June 28, 2013	2,792,378
Carmike Cinemas, Inc.
760	Term Loan, 5.50%, Maturing January 27, 2016	766,278
Cedar Fair, LP
1,965	Term Loan, 4.00%, Maturing December 15, 2017	1,985,587
Cinemark, Inc.
3,452	Term Loan, 3.52%, Maturing April 29, 2016	3,476,917
ClubCorp Club Operations, Inc.
648	Term Loan, 6.00%, Maturing November 9, 2016	655,669
Dave & Buster’s, Inc.
990	Term Loan, 6.00%, Maturing June 1, 2016	995,569
Deluxe Entertainment Services, Group, Inc.
59	Term Loan, 6.25%, Maturing May 11, 2013	58,907
909	Term Loan, 6.25%, Maturing May 11, 2013	907,175
Fender Musical Instruments Corp.
567	Term Loan, 2.47%, Maturing June 9, 2014	549,657
288	Term Loan, 2.49%, Maturing June 9, 2014	279,081
Miramax Film NY, LLC
946	Term Loan, 7.75%, Maturing May 20, 2016	957,981
National CineMedia, LLC
2,750	Term Loan, 1.81%, Maturing February 13, 2015	2,715,625
Regal Cinemas Corp.
4,389	Term Loan, 3.56%, Maturing August 23, 2017	4,405,441
Revolution Studios Distribution Co., LLC
948	Term Loan, 3.97%, Maturing December 21, 2014	706,324
800	Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(5)	256,000
SeaWorld Parks & Entertainment, Inc.
1,755	Term Loan, 4.00%, Maturing August 17, 2017	1,770,025
Six Flags Theme Parks, Inc.
3,141	Term Loan, 5.25%, Maturing June 30, 2016	3,171,337
Universal City Development Partners, Ltd.
2,336	Term Loan, 5.50%, Maturing November 6, 2014	2,361,073
Zuffa, LLC
3,922	Term Loan, 2.25%, Maturing June 19, 2015	3,861,891

		$40,790,787

Lodging and Casinos — 2.3%

Ameristar Casinos, Inc.
1,050	Term Loan, 4.00%, Maturing April 13, 2018	$1,060,968
Harrah’s Operating Co.
1,223	Term Loan, 3.25%, Maturing January 28, 2015	1,148,136
2,963	Term Loan, 9.50%, Maturing October 31, 2016	3,147,102
Isle of Capri Casinos, Inc.
925	Term Loan, 4.75%, Maturing November 1, 2013	932,708
Las Vegas Sands, LLC
552	Term Loan, 3.00%, Maturing November 23, 2016	544,141
2,186	Term Loan, 3.00%, Maturing November 23, 2016	2,152,780

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos (continued)

LodgeNet Entertainment Corp.
	1,463	Term Loan, 6.50%, Maturing April 4, 2014	$1,405,467
Penn National Gaming, Inc.
	354	Term Loan, 2.00%, Maturing October 3, 2012	353,682
Tropicana Entertainment, Inc.
	182	Term Loan, 15.00%, Maturing December 29, 2012	206,123
VML US Finance, LLC
	985	Term Loan, 4.72%, Maturing May 27, 2013	987,128

			$11,938,235

Nonferrous Metals / Minerals — 1.6%

Fairmount Minerals, Ltd.
	3,000	Term Loan, 5.25%, Maturing March 1, 2017	$3,020,157
Noranda Aluminum Acquisition
	499	Term Loan, 1.96%, Maturing May 18, 2014	495,166
Novelis, Inc.
	2,045	Term Loan, 4.00%, Maturing March 10, 2017	2,068,520
Oxbow Carbon and Mineral Holdings
	2,671	Term Loan, 3.80%, Maturing May 8, 2016	2,695,965

			$8,279,808

Oil and Gas — 3.0%

Big West Oil, LLC
	611	Term Loan, 7.00%, Maturing March 31, 2016	$619,684
CITGO Petroleum Corp.
	225	Term Loan, 8.00%, Maturing June 24, 2015	231,050
	2,556	Term Loan, 9.00%, Maturing June 23, 2017	2,690,393
Crestwood Holdings, LLC
	467	Term Loan, 10.50%, Maturing September 30, 2016	480,627
Dynegy Holdings, Inc.
	331	Term Loan, 4.03%, Maturing April 2, 2013	330,155
	5,161	Term Loan, 4.03%, Maturing April 2, 2013	5,152,942
MEG Energy Corp.
	1,225	Term Loan, 4.00%, Maturing March 16, 2018	1,237,888
Obsidian Natural Gas Trust
	2,994	Term Loan, 7.00%, Maturing November 2, 2015	3,084,001
SemGroup Corp.
	430	Term Loan, 8.36%, Maturing November 30, 2012	433,247
Sheridan Production Partners I, LLC
	106	Term Loan, 6.50%, Maturing April 20, 2017	107,323
	174	Term Loan, 6.50%, Maturing April 20, 2017	175,707
	1,316	Term Loan, 6.50%, Maturing April 20, 2017	1,326,007

			$15,869,024

Publishing — 5.9%

Aster Zweite Beteiligungs GmbH
	1,775	Term Loan, 4.71%, Maturing September 27, 2013	$1,771,672
Cengage Learning, Inc.
	997	Term Loan, 2.46%, Maturing July 3, 2014	961,935
GateHouse Media Operating, Inc.
	862	Term Loan, 2.22%, Maturing August 28, 2014	379,148
	2,054	Term Loan, 2.22%, Maturing August 28, 2014	903,904
	667	Term Loan, 2.47%, Maturing August 28, 2014	293,580
Getty Images, Inc.
	3,483	Term Loan, 5.25%, Maturing November 7, 2016	3,525,488
IWCO Direct, Inc.
	167	Term Loan, 3.59%, Maturing August 5, 2014	144,774
	1,603	Term Loan, 3.59%, Maturing August 7, 2014	1,388,847
Lamar Media Corp.
	807	Term Loan, 4.00%, Maturing December 30, 2016	811,711
Laureate Education, Inc.
	343	Term Loan, 3.52%, Maturing August 17, 2014	340,978
	2,290	Term Loan, 3.52%, Maturing August 17, 2014	2,277,344
	1,478	Term Loan, 7.00%, Maturing August 31, 2014	1,485,811
MediaNews Group, Inc.
	114	Term Loan, 8.50%, Maturing March 19, 2014	114,147
Merrill Communications, LLC
	1,225	Term Loan, 7.50%, Maturing December 24, 2012	1,225,309
Nelson Education, Ltd.
	473	Term Loan, 2.81%, Maturing July 5, 2014	434,975
Nielsen Finance, LLC
	5,645	Term Loan, 2.23%, Maturing August 9, 2013	5,632,869
	1,973	Term Loan, 3.98%, Maturing May 2, 2016	1,983,434
SGS International, Inc.
	470	Term Loan, 3.95%, Maturing September 30, 2013	470,107
Source Interlink Companies, Inc.
	900	Term Loan, 10.75%, Maturing June 18, 2013	881,933
	597	Term Loan, 15.00%, Maturing March 18, 2014(2)	492,886
Trader Media Corp.
GBP	1,287	Term Loan, 2.63%, Maturing March 23, 2015	2,072,699
Xsys, Inc.
	1,509	Term Loan, 4.71%, Maturing December 31, 2014	1,506,653
	1,699	Term Loan, 4.71%, Maturing December 31, 2014	1,696,308

			$30,796,512

Radio and Television — 2.7%

Block Communications, Inc.
	805	Term Loan, 2.21%, Maturing December 22, 2011	$797,321

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

CMP KC, LLC
	1,066	Term Loan, 6.46%, Maturing June 3, 2011(2)(5)	$197,263
CMP Susquehanna Corp.
	1,502	Term Loan, 2.25%, Maturing May 5, 2013	1,482,979
Gray Television, Inc.
	637	Term Loan, 3.75%, Maturing December 31, 2014	633,815
HIT Entertainment, Inc.
	743	Term Loan, 5.56%, Maturing June 1, 2012	736,185
Hubbard Radio, LLC
	1,000	Term Loan, Maturing April 12, 2017(7)	1,012,500
Live Nation Worldwide, Inc.
	2,277	Term Loan, 4.50%, Maturing November 7, 2016	2,290,505
Mission Broadcasting, Inc.
	523	Term Loan, 5.00%, Maturing September 30, 2016	523,858
Nexstar Broadcasting, Inc.
	817	Term Loan, 5.00%, Maturing September 30, 2016	819,367
Raycom TV Broadcasting, LLC
	868	Term Loan, 1.75%, Maturing June 25, 2014	853,240
Univision Communications, Inc.
	1,836	Term Loan, 2.21%, Maturing September 29, 2014	1,800,718
	1,836	Term Loan, 4.46%, Maturing March 31, 2017	1,798,652
Weather Channel
	1,137	Term Loan, 4.25%, Maturing February 13, 2017	1,150,299

			$14,096,702

Retailers (Except Food and Drug) — 3.7%

Amscan Holdings, Inc.
	1,517	Term Loan, 6.75%, Maturing December 4, 2017	$1,532,920
FTD, Inc.
	1,036	Term Loan, 6.75%, Maturing August 26, 2014	1,042,584
Harbor Freight Tools USA, Inc.
	1,796	Term Loan, 6.50%, Maturing December 22, 2017	1,840,387
J Crew Operating Corp.
	1,600	Term Loan, 4.75%, Maturing March 7, 2018	1,599,138
Michaels Stores, Inc.
	926	Term Loan, 2.58%, Maturing October 31, 2013	919,051
Neiman Marcus Group, Inc.
	3,346	Term Loan, 4.31%, Maturing April 6, 2016	3,357,262
Orbitz Worldwide, Inc.
	1,063	Term Loan, 3.25%, Maturing July 25, 2014	1,012,426
PETCO Animal Supplies, Inc.
	1,238	Term Loan, 4.50%, Maturing November 24, 2017	1,250,004
Phillips-Van Heusen Corp.
	550	Term Loan, 3.50%, Maturing May 6, 2016	557,528
Pilot Travel Centers, LLC
	1,825	Term Loan, 4.25%, Maturing March 30, 2018	1,839,828
Savers, Inc.
	1,200	Term Loan, 4.25%, Maturing March 3, 2017	1,209,250
Visant Holding Corp.
	1,397	Term Loan, 5.25%, Maturing December 31, 2016	1,405,047
Vivarte
EUR	29	Term Loan, 2.91%, Maturing March 9, 2015	40,743
EUR	62	Term Loan, 2.91%, Maturing March 9, 2015	89,082
EUR	347	Term Loan, 2.91%, Maturing March 9, 2015	495,129
EUR	441	Term Loan, 3.54%, Maturing March 8, 2016	628,406
EUR	18	Term Loan, 3.54%, Maturing May 29, 2016	26,241
EUR	71	Term Loan, 3.54%, Maturing May 29, 2016	101,512
Yankee Candle Company, Inc. (The)
	520	Term Loan, 2.22%, Maturing February 6, 2014	519,275

			$19,465,813

Steel — 0.2%

Niagara Corp.
	1,354	Term Loan, 10.50%, Maturing June 29, 2014(2)(5)	$1,285,981

			$1,285,981

Surface Transport — 0.4%

Swift Transportation Co., Inc.
	2,264	Term Loan, 6.00%, Maturing December 21, 2016	$2,292,821

			$2,292,821

Telecommunications — 6.5%

Alaska Communications Systems Holdings, Inc.
	1,820	Term Loan, 5.50%, Maturing October 21, 2016	$1,831,588
Asurion Corp.
	3,778	Term Loan, 3.25%, Maturing July 3, 2014	3,768,279
	1,349	Term Loan, 6.75%, Maturing March 31, 2015	1,371,767
CommScope, Inc.
	2,125	Term Loan, 5.00%, Maturing January 14, 2018	2,149,348
Intelsat Jackson Holdings SA
	10,350	Term Loan, 5.25%, Maturing April 2, 2018	10,465,630
Macquarie UK Broadcast Ventures, Ltd.
GBP	755	Term Loan, 2.88%, Maturing December 1, 2014	1,171,095
Ntelos, Inc.
	1,478	Term Loan, 4.00%, Maturing August 7, 2015	1,485,132
Syniverse Technologies, Inc.
	1,000	Term Loan, 5.25%, Maturing December 21, 2017	1,011,458

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Telecommunications (continued)

Telesat Canada, Inc.
	157	Term Loan, 3.22%, Maturing October 31, 2014	$157,088
	1,828	Term Loan, 3.22%, Maturing October 31, 2014	1,828,787
TowerCo Finance, LLC
	675	Term Loan, 5.25%, Maturing February 2, 2017	680,344
Wind Telecomunicazioni SpA
EUR	3,600	Term Loan, Maturing December 15, 2017(7)	5,348,292
Windstream Corp.
	2,975	Term Loan, 3.02%, Maturing December 17, 2015	2,990,473

			$34,259,281

Utilities — 2.6%

Astoria Generating Co.
	1,000	Term Loan - Second Lien, 4.06%, Maturing August 23, 2013	$997,338
BRSP, LLC
	967	Term Loan, 7.50%, Maturing June 4, 2014	975,219
Calpine Corp.
	2,800	Term Loan, 4.50%, Maturing April 2, 2018	2,829,548
EquiPower Resources Holdings, LLC
	550	Term Loan, 5.75%, Maturing January 26, 2018	555,500
NRG Energy, Inc.
	1	Term Loan, 2.06%, Maturing February 1, 2013	782
	187	Term Loan, 2.06%, Maturing February 1, 2013	187,165
	1,243	Term Loan, 3.50%, Maturing August 31, 2015	1,254,128
	2,045	Term Loan, 3.56%, Maturing August 31, 2015	2,060,749
Pike Electric, Inc.
	103	Term Loan, 2.00%, Maturing July 2, 2012	102,272
	239	Term Loan, 2.00%, Maturing December 10, 2012	237,616
TXU Texas Competitive Electric Holdings Co., LLC
	5,832	Term Loan, 4.74%, Maturing October 10, 2017	4,683,059

			$13,883,376

Total Senior Floating-Rate Interests
(identified cost $723,083,122)			$731,231,541

Corporate Bonds & Notes — 10.2%

Principal
Amount*
(000’s omitted)		Security	Value

Aerospace and Defense — 0.2%

International Lease Finance Corp., Sr. Notes
	350	6.50%, 9/1/14(8)	$372,750
	350	6.75%, 9/1/16(8)	374,500
	350	7.125%, 9/1/18(8)	378,000

			$1,125,250

Air Transport — 0.0%(9)

Continental Airlines
	122	7.033%, 12/15/12	$122,582

			$122,582

Automotive — 0.2%

Allison Transmission, Inc.
	665	11.25%, 11/1/15(2)(8)	$738,083
American Axle & Manufacturing Holdings, Inc., Sr. Notes
	115	9.25%, 1/15/17(8)	129,088

			$867,171

Broadcast Radio and Television — 0.3%

Entravision Communications, Sr. Notes
	1,000	8.75%, 8/1/17(8)	$1,077,500
XM Satellite Radio Holdings, Inc.
	485	13.00%, 8/1/14(8)	578,362

			$1,655,862

Building and Development — 0.8%

AMO Escrow Corp., Sr. Notes
	1,851	11.50%, 12/15/17(8)	$2,008,335
Grohe Holding GmbH, Variable Rate
EUR	1,575	4.202%, 1/15/14(10)	2,332,811

			$4,341,146

Business Equipment and Services — 0.4%

Brocade Communications Systems, Inc., Sr. Notes
	30	6.625%, 1/15/18(8)	$31,950
	30	6.875%, 1/15/20(8)	32,775
Education Management, LLC, Sr. Notes
	390	8.75%, 6/1/14	399,750
MediMedia USA, Inc., Sr. Sub. Notes
	170	11.375%, 11/15/14(8)	147,262
RSC Equipment Rental, Inc., Sr. Notes
	750	10.00%, 7/15/17(8)	862,500
SunGard Data Systems, Inc., Sr. Notes
	500	10.625%, 5/15/15	552,500

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)		Security	Value

Business Equipment and Services (continued)

Ticketmaster Entertainment, Inc.
	185	10.75%, 8/1/16	$203,269

			$2,230,006

Cable and Satellite Television — 0.5%

Virgin Media Finance PLC, Sr. Notes
	2,500	6.50%, 1/15/18	$2,750,000

			$2,750,000

Chemicals and Plastics — 0.0%(9)

CII Carbon, LLC
	185	11.125%, 11/15/15(8)	$194,250
Wellman Holdings, Inc., Sr. Sub. Notes
	484	5.00%, 1/29/19(2)(5)	0

			$194,250

Conglomerates — 0.0%(9)

RBS Global & Rexnord Corp.
	155	11.75%, 8/1/16	$167,013

			$167,013

Containers and Glass Products — 0.4%

Berry Plastics Corp., Sr. Notes, Variable Rate
	2,000	5.028%, 2/15/15	$1,980,000
Intertape Polymer US, Inc., Sr. Sub. Notes
	310	8.50%, 8/1/14	289,462

			$2,269,462

Cosmetics / Toiletries — 0.3%

Revlon Consumer Products Corp.
	1,415	9.75%, 11/15/15	$1,549,425

			$1,549,425

Ecological Services and Equipment — 0.1%

Environmental Systems Product Holdings, Inc., Jr. Notes
	373	0.00%, 3/31/15(5)	$320,347

			$320,347

Electronics / Electrical — 0.1%

NXP BV/NXP Funding, LLC, Variable Rate
	674	3.028%, 10/15/13	$673,158

			$673,158

Equipment Leasing — 0.0%(9)

Hertz Corp.
	2	8.875%, 1/1/14	$2,060

			$2,060

Financial Intermediaries — 1.3%

First Data Corp.
	1,000	7.375%, 6/15/19(8)	$1,023,750
Ford Motor Credit Co., Sr. Notes
	2,250	12.00%, 5/15/15	2,874,762
	175	8.00%, 12/15/16	203,748
UPCB Finance II, Ltd., Sr. Notes
EUR	1,000	6.375%, 7/1/20(8)	1,432,005
UPCB Finance III, Ltd., Sr. Notes
	1,200	6.625%, 7/1/20(8)	1,186,500

			$6,720,765

Food Products — 0.2%

Smithfield Foods, Inc., Sr. Notes
	1,000	10.00%, 7/15/14(8)	$1,190,000

			$1,190,000

Food Service — 0.1%

NPC International, Inc., Sr. Sub. Notes
	245	9.50%, 5/1/14	$251,431
U.S. Foodservice, Inc., Sr. Notes
	470	10.25%, 6/30/15(8)	499,375

			$750,806

Forest Products — 0.1%

Verso Paper Holdings, LLC/Verso Paper, Inc.
	225	11.375%, 8/1/16	$240,750

			$240,750

Health Care — 0.1%

Accellent, Inc., Sr. Notes
	135	8.375%, 2/1/17(8)	$145,294

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Security	Value

Health Care (continued)

DJO Finance, LLC/DJO Finance Corp.
205	10.875%, 11/15/14	$224,219
HCA, Inc.
115	9.25%, 11/15/16	123,912

		$493,425

Industrial Equipment — 0.3%

Chart Industries, Inc., Sr. Sub. Notes
195	9.125%, 10/15/15	$204,994
Terex Corp., Sr. Notes
1,000	10.875%, 6/1/16	1,175,000

		$1,379,994

Insurance — 0.0%(9)

Alliant Holdings I, Inc.
100	11.00%, 5/1/15(8)	$106,250

		$106,250

Leisure Goods / Activities / Movies — 0.1%

AMC Entertainment, Inc., Sr. Notes
110	8.75%, 6/1/19	$119,900
Royal Caribbean Cruises, Sr. Notes
95	7.00%, 6/15/13	102,719
35	6.875%, 12/1/13	37,669
25	7.25%, 6/15/16	26,812
50	7.25%, 3/15/18	53,125

		$340,225

Lodging and Casinos — 0.9%

Buffalo Thunder Development Authority
480	9.375%, 12/15/49(4)(8)	$177,600
CCM Merger, Inc.
85	8.00%, 8/1/13(8)	85,213
Chukchansi EDA, Sr. Notes, Variable Rate
280	3.943%, 11/15/12(8)	225,400
Fontainebleau Las Vegas Casino, LLC
485	10.25%, 6/15/15(4)(8)	252
Harrah’s Operating Co., Inc., Sr. Notes
1,500	11.25%, 6/1/17	1,717,500
Inn of the Mountain Gods Resort & Casino, Sr. Notes
337	1.25%, 11/30/20(2)(5)(8)	153,756
150	8.75%, 11/30/20(5)(8)	150,000
Majestic HoldCo, LLC
140	12.50%, 11/15/11(4)(8)	14
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
140	8.00%, 4/1/12	121,100
215	7.125%, 8/15/14	158,563
230	6.875%, 2/15/15	164,450
Peninsula Gaming, LLC
1,000	10.75%, 8/15/17	1,110,000
Tunica-Biloxi Gaming Authority, Sr. Notes
310	9.00%, 11/15/15(8)	311,937
Waterford Gaming, LLC, Sr. Notes
227	8.625%, 9/15/14(5)(8)	146,186

		$4,521,971

Nonferrous Metals / Minerals — 0.3%

Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
1,000	8.25%, 12/15/17(8)	$1,100,000
335	8.50%, 12/15/19	374,363

		$1,474,363

Oil and Gas — 0.2%

Compton Petroleum Finance Corp.
145	10.00%, 9/15/17	$108,783
Forbes Energy Services, Sr. Notes
290	11.00%, 2/15/15	310,300
Petroleum Development Corp., Sr. Notes
115	12.00%, 2/15/18	130,813
Petroplus Finance, Ltd.
145	7.00%, 5/1/17(8)	138,475
Quicksilver Resources, Inc., Sr. Notes
125	11.75%, 1/1/16	146,875
SESI, LLC, Sr. Notes
60	6.875%, 6/1/14	61,575

		$896,821

Publishing — 0.2%

Laureate Education, Inc.
1,000	10.00%, 8/15/15(8)	$1,057,500

		$1,057,500

Rail Industries — 0.2%

American Railcar Industry, Sr. Notes
175	7.50%, 3/1/14	$180,688

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Principal
Amount*
(000’s omitted)	Security	Value

Rail Industries (continued)

Kansas City Southern Mexico, Sr. Notes
280	7.625%, 12/1/13	$286,580
100	7.375%, 6/1/14	104,250
500	8.00%, 2/1/18(8)	556,250

		$1,127,768

Retailers (Except Food and Drug) — 0.6%

Amscan Holdings, Inc., Sr. Sub. Notes
400	8.75%, 5/1/14	$407,500
Neiman Marcus Group, Inc.
739	9.00%, 10/15/15	778,218
Sally Holdings, LLC, Sr. Notes
665	9.25%, 11/15/14	701,575
20	10.50%, 11/15/16	21,875
Toys “R” Us
1,000	10.75%, 7/15/17	1,138,750

		$3,047,918

Steel — 0.0%(9)

RathGibson, Inc., Sr. Notes
445	11.25%, 2/15/14(4)	$45

		$45

Surface Transport — 0.0%(9)

CEVA Group PLC, Sr. Notes
165	11.50%, 4/1/18(8)	$180,881

		$180,881

Telecommunications — 0.6%

Avaya, Inc., Sr. Notes
840	9.75%, 11/1/15	$871,500
Intelsat Bermuda, Ltd.
900	11.25%, 6/15/16	960,750
NII Capital Corp.
335	10.00%, 8/15/16	386,087
Telesat Canada/Telesat, LLC, Sr. Notes
590	11.00%, 11/1/15	659,325

		$2,877,662

Utilities — 1.7%

Calpine Corp., Sr. Notes
4,725	7.50%, 2/15/21(8)	$5,020,312
3,350	7.875%, 1/15/23(8)	3,571,938
NGC Corp.
390	7.625%, 10/15/26	284,700
Reliant Energy, Inc., Sr. Notes
20	7.625%, 6/15/14	21,050

		$8,898,000

Total Corporate Bonds & Notes
(identified cost $51,671,124)		$53,572,876

Asset-Backed Securities — 1.5%

Principal
Amount
(000’s omitted)	Security	Value

$462	Alzette European CLO SA, Series 2004-1A, Class E2, 6.81%, 12/15/20(11)	$394,812
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.263%, 2/24/19(8)(11)	458,712
753	Babson Ltd., Series 2005-1A, Class C1, 2.228%, 4/15/19(8)(11)	587,303
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.328%, 1/15/19(8)(11)	663,601
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.762%, 8/11/16(8)(11)	835,701
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.81%, 3/8/17(11)	824,884
750	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.026%, 7/17/19(11)	577,474
692	Comstock Funding Ltd., Series 2006-1A, Class D, 4.561%, 5/30/20(8)(11)	525,519
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.854%, 7/30/16(8)(11)	1,239,150
1,000	First CLO Ltd., Series 2004-1A1, Class C, 2.574%, 7/27/16(8)(11)	877,784
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.553%, 4/25/21(8)(11)	785,250

Total Asset-Backed Securities
(identified cost $9,535,337)		$7,770,190

Common Stocks — 2.0%

Shares	Security	Value

Air Transport — 0.0%(9)

3,971	Delta Air Lines, Inc.(12)	$41,219

		$41,219

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Shares	Security	Value

Automotive — 0.7%

18,702	Dayco Products, LLC(12)(13)	$1,056,663
44,747	Hayes Lemmerz International, Inc.(5)(12)(13)	2,640,073

		$3,696,736

Building and Development — 0.1%

253	Panolam Holdings Co.(5)(12)(14)	$243,551
508	United Subcontractors, Inc.(5)(12)(13)	51,434

		$294,985

Chemicals and Plastics — 0.0%

438	Wellman Holdings, Inc.(5)(12)(13)	$0

		$0

Diversified Manufacturing — 0.0%(9)

323,008	MEGA Brands, Inc.(12)	$180,884

		$180,884

Ecological Services and Equipment — 0.0%(9)

6,211	Environmental Systems Products Holdings, Inc.(5)(12)(14)	$140,307

		$140,307

Financial Intermediaries — 0.0%(9)

78	RTS Investor Corp.(5)(12)(13)	$21,123

		$21,123

Food Service — 0.0%(9)

23,029	Buffets, Inc.(5)(12)	$94,995

		$94,995

Leisure Goods / Activities / Movies — 0.2%

50,438	Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	$1,145,361

		$1,145,361

Lodging and Casinos — 0.1%

71	Greektown Superholdings, Inc.(12)	$5,147
35,670	Tropicana Entertainment, Inc.(12)(13)	617,537

		$622,684

Nonferrous Metals / Minerals — 0.1%

701	Euramax International, Inc.(5)(12)(13)	$203,348

		$203,348

Oil and Gas — 0.0%(9)

1,397	SemGroup Corp.(12)	$39,186

		$39,186

Publishing — 0.6%

3,990	Ion Media Networks, Inc.(5)(12)(13)	$2,493,750
10,718	MediaNews Group, Inc.(5)(12)(13)	300,101
2,290	Source Interlink Companies, Inc.(5)(12)(13)	80,471
9,554	SuperMedia, Inc.(12)	49,108

		$2,923,430

Steel — 0.2%

23,138	KNIA Holdings, Inc.(5)(12)(13)	$302,645
19,800	RathGibson Acquisition Co., LLC(5)(12)(14)	662,310

		$964,955

Total Common Stocks
(identified cost $4,634,403)		$10,369,213

Preferred Stocks — 0.0%(9)

Shares	Security	Value

Ecological Services and Equipment — 0.0%(9)

1,422	Environmental Systems Products Holdings, Inc., Series A(5)(12)(14)	$89,103

		$89,103

Total Preferred Stocks
(identified cost $24,885)		$89,103

Warrants — 0.0%(9)

Shares	Security	Value

Oil and Gas — 0.0%(9)

1,470	SemGroup Corp., Expires 11/30/14(12)	$12,127

		$12,127

Publishing — 0.0%

1,450	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(12)(13)	$0

		$0

Retailers (Except Food and Drug) — 0.0%

6,730	Oriental Trading Co., Inc., Expires 2/11/16(5)(12)(13)	$0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Shares	Security	Value

Retailers (Except Food and Drug) (continued)

6,134	Oriental Trading Co., Inc., Expires 2/11/16(5)(12)(13)	$0

		$0

Total Warrants
(identified cost $15)		$12,127

Miscellaneous — 0.0%

Shares	Security	Value

Air Transport — 0.0%

1,000,000	Delta Air Lines, Inc., Escrow Certificate(12)	$0

		$0

Total Miscellaneous
(identified cost $0)		$0

Short-Term Investments — 2.9%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$12,638	Eaton Vance Cash Reserves Fund, LLC, 0.16%(15)	$12,637,813
2,571	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/2/11	2,570,646

Total Short-Term Investments
(identified cost $15,208,459)		$15,208,459

Total Investments — 155.8%
(identified cost $804,157,345)		$818,253,509

Less Unfunded Loan Commitments — (0.4)%		$(2,315,500)

Net Investments — 155.4%
(identified cost $801,841,845)		$815,938,009

Other Assets, Less Liabilities — (30.4)%		$(159,547,323)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.0)%		$(131,305,380)

Net Assets Applicable to Common Shares — 100.0%		$525,085,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	This Senior Loan will settle after April 30, 2011, at which time the interest rate will be determined.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $31,357,263 or 6.0% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security (see Note 8).

(15)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $789,204,032)	$803,300,196
Affiliated investment, at value (identified cost, $12,637,813)	12,637,813
Restricted cash*	910,481
Foreign currency, at value (identified cost, $7,313,859)	7,340,235
Interest and dividends receivable	3,741,075
Interest receivable from affiliated investment	2,126
Receivable for investments sold	1,898,509
Receivable for open forward foreign currency exchange contracts	13,185
Receivable from the transfer agent	94,188
Prepaid expenses	4,499
Other assets	9,092

Total assets	$829,951,399

Liabilities

Notes payable	$150,000,000
Payable for investments purchased	20,217,280
Payable for open forward foreign currency exchange contracts	2,489,851
Payable to affiliates:
Investment adviser fee	463,542
Trustees’ fees	2,196
Accrued expenses	387,844

Total liabilities	$173,560,713

Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,305,380

Net assets applicable to common shares	$525,085,306

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 33,756,217 shares issued and outstanding	$337,562
Additional paid-in capital	637,298,653
Accumulated net realized loss	(125,215,338)
Accumulated undistributed net investment income	1,687,318
Net unrealized appreciation	10,977,111

Net assets applicable to common shares	$525,085,306

Net Asset Value Per Common Share

($525,085,306 ÷ 33,756,217 common shares issued and outstanding)	$15.56

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Interest	$21,470,199
Interest allocated from affiliated investment	19,974
Expenses allocated from affiliated investment	(964)

Total investment income	$21,489,209

Expenses

Investment adviser fee	$2,974,726
Trustees’ fees and expenses	13,055
Custodian fee	194,795
Transfer and dividend disbursing agent fees	8,742
Legal and accounting services	86,640
Printing and postage	49,613
Interest expense and fees	1,150,623
Preferred shares service fee	99,136
Miscellaneous	74,320

Total expenses	$4,651,650

Deduct —
Reduction of investment adviser fee	$227,553
Reduction of custodian fee	40

Total expense reductions	$227,593

Net expenses	$4,424,057

Net investment income	$17,065,152

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$39,964
Investment transactions allocated from affiliated investment	286
Foreign currency and forward foreign currency exchange contract transactions	(1,721,878)

Net realized loss	$(1,681,628)

Change in unrealized appreciation (depreciation) —
Investments	$25,758,452
Foreign currency and forward foreign currency exchange contracts	(2,549,921)

Net change in unrealized appreciation (depreciation)	$23,208,531

Net realized and unrealized gain	$21,526,903

Distributions to preferred shareholders

From net investment income	$(180,730)

Net increase in net assets from operations	$38,411,325

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$17,065,152	$34,509,000
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(1,681,628)	(15,778,618)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	23,208,531	62,203,911
Distributions to preferred shareholders —
From net investment income	(180,730)	(384,607)

Net increase in net assets from operations	$38,411,325	$80,549,686

Distributions to common shareholders —
From net investment income	$(19,160,200)	$(37,305,680)

Total distributions to common shareholders	$(19,160,200)	$(37,305,680)

Capital share transactions —
Reinvestment of distributions to common shareholders	$636,810	$1,253,537

Net increase in net assets from capital share transactions	$636,810	$1,253,537

Net increase in net assets	$19,887,935	$44,497,543

Net Assets Applicable to Common Shares

At beginning of period	$505,197,371	$460,699,828

At end of period	$525,085,306	$505,197,371

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,687,318	$3,963,096

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2011

Net increase in net assets from operations	$38,411,325
Distributions to preferred shareholders	180,730

Net increase in net assets from operations excluding distributions to preferred shareholders	$38,592,055
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(212,495,062)
Investments sold and principal repayments	216,426,503
Decrease in short-term investments, net	602,131
Net amortization/accretion of premium (discount)	(2,567,094)
Increase in restricted cash	(910,481)
Amortization of structuring fee on notes payable	(91,849)
Decrease in interest and dividends receivable	278,662
Decrease in interest receivable from affiliated investment	734
Decrease in receivable for investments sold	4,276,454
Decrease in receivable for open forward foreign currency exchange contracts	313
Decrease in receivable from the transfer agent	1,714
Decrease in prepaid expenses	1,105
Increase in other assets	(489)
Increase in payable for investments purchased	3,619,854
Increase in payable for open forward foreign currency exchange contracts	1,960,523
Increase in payable to affiliate for investment adviser fee	32,467
Decrease in payable to affiliate for Trustees’ fees	(119)
Decrease in accrued expenses	(28,561)
Increase in unfunded loan commitments	731,550
Net change in unrealized (appreciation) depreciation from investments	(25,758,452)
Net realized gain from investments	(39,964)

Net cash provided by operating activities	$24,815,692

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(18,523,390)
Cash distributions to preferred shareholders	(191,501)

Net cash used in financing activities	$(18,714,891)

Net increase in cash*	$6,100,801

Cash at beginning of period(1)	$1,239,434

Cash at end of period(1)	$7,340,235

Supplemental disclosure of cash flow information:

Reinvestment of dividends and distributions	$636,810
Cash paid for interest and fees on borrowings	1,065,410

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $24,549.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,
	April 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$14.980		$13.700	$10.190	$17.800	$18.690	$18.740

Income (Loss) From Operations

Net investment income(1)	$0.506		$1.025	$0.978	$1.665	$2.177	$2.053
Net realized and unrealized gain (loss)	0.647		1.374	3.423	(7.647)	(0.861)	(0.026)
Distributions to preferred shareholders from net investment income(1)	(0.005)		(0.011)	(0.028)	(0.367)	(0.634)	(0.558)

Total income (loss) from operations	$1.148		$2.388	$4.373	$(6.349)	$0.682	$1.469

Less Distributions to Common Shareholders

From net investment income	$(0.568)		$(1.108)	$(0.863)	$(1.142)	$(1.542)	$(1.519)
Tax return of capital	—		—	—	(0.119)	(0.030)	—

Total distributions to common shareholders	$(0.568)		$(1.108)	$(0.863)	$(1.261)	$(1.572)	$(1.519)

Net asset value — End of period (Common shares)	$15.560		$14.980	$13.700	$10.190	$17.800	$18.690

Market value — End of period (Common shares)	$16.830		$15.640	$12.980	$9.480	$16.200	$18.240

Total Investment Return on Net Asset Value(2)	7.60	%(3)	17.93%	46.90%	(37.33)%	3.93%	8.47%

Total Investment Return on Market Value(2)	11.54	%(3)	29.96%	49.61%	(35.90)%	(3.13)%	15.27%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended October 31,
April 30, 2011
Ratios/Supplemental Data	(Unaudited)	2010	2009	2008	2007	2006

Net assets applicable to common shares, end of period (000’s omitted)	$525,085	$505,197	$460,700	$342,457	$598,214	$625,925
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.27	%(6)	1.22%	1.21%	1.18%	1.18%	1.17%
Interest and fee expense(7)	0.45	%(6)	0.49%	1.15%	0.99%	—	—
Total expenses	1.72	%(6)	1.71%	2.36%	2.17%	1.18%	1.17%
Net investment income	6.63	%(6)	7.11%	9.21%	10.66%	11.79%	10.95%
Portfolio Turnover	27	%(3)	36%	42%	21%	58%	51%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.83	%(6)	0.77%	0.74%	0.68%	0.72%	0.72%
Interest and fee expense(7)	0.29	%(6)	0.31%	0.70%	0.57%	—	—
Total expenses	1.12	%(6)	1.08%	1.44%	1.25%	0.72%	0.72%
Net investment income	4.30	%(6)	4.50%	5.63%	6.12%	7.21%	6.73%

Senior Securities:
Total notes payable outstanding (in 000’s)	$150,000	$150,000	$150,000	$154,200	$—	$—
Asset coverage per $1,000 of notes payable(8)	$5,376	$5,243	$4,947	$4,074	$—	$—
Total preferred shares outstanding	5,252	5,252	5,252	5,252	15,760	15,760
Asset coverage per preferred share	$71,666	(9)	$69,900	(9)	$65,945	(9)	$55,060	(9)	$63,001	(10)	$64,753	(10)
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 10).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payables and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 287%, 280%, 264% and 220% at April 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively.
(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(11)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2010, the Trust, for federal income tax purposes, had a capital loss carryforward of $123,035,721 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($5,860,075), October 31, 2013 ($4,807,956), October 31, 2014 ($1,142,602), October 31, 2015 ($2,782,217), October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438) and October 31, 2018 ($11,653,011).

As of April 30, 2011, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Trust’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2011, the Trust had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

L Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction.

The number of APS issued and outstanding as of April 30, 2011 is as follows:

APS Issued and
Series	Outstanding

A	1,313
B	1,313
C	1,313
D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	April 30, 2011	Shareholders	Rates	Ranges (%)

Series A	0.21%	$45,503	0.28%	0.18–0.33
Series B	0.21	45,503	0.28	0.18–0.33
Series C	0.23	43,643	0.27	0.18–0.30
Series D	0.21	46,081	0.28	0.21–0.32

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of April 30, 2011.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Trust’s investment adviser fee totaled $2,974,726. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first seven full years of operations on November 28, 2010. Pursuant to this agreement, EVM waived $227,553 of its investment adviser fee for the six months ended April 30, 2011.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $212,495,062 and $216,426,503, respectively, for the six months ended April 30, 2011.

6 Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended April 30, 2011 and the year ended October 31, 2010 were 40,353 and 85,909, respectively.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$801,683,118

Gross unrealized appreciation	$29,456,608
Gross unrealized depreciation	(15,201,717)

Net unrealized appreciation	$14,254,891

8 Restricted Securities

At April 30, 2011, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	(1)	$140,307
Panolam Holdings Co.	12/30/09	253	139,024		243,551
RathGibson Acquisition Co., LLC	6/14/10	19,800	105,079		662,310

Total Common Stocks			$244,103		$1,046,168

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885		$89,103

Total Restricted Securities			$268,988		$1,135,271

(1)	Less than $0.50.

9 Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2011 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/11	British Pound Sterling 4,440,042	United States Dollar 7,133,772	JPMorgan Chase Bank	$(280,145)
5/31/11	Euro 11,736,374	United States Dollar 16,153,183	Citigroup Global Markets	(1,216,792)
6/30/11	British Pound Sterling 3,510,878	United States Dollar 5,603,396	Goldman Sachs, Inc.	(256,687)
6/30/11	Euro 9,958,430	United States Dollar 13,990,399	HSBC Bank USA	(736,227)
7/29/11	Euro 9,290,538	United States Dollar 13,740,195	Deutsche Bank	13,185

				$(2,476,666)

At April 30, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2011, the fair value of derivatives with credit-related contingent features in a net liability position was $2,489,851. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $910,481 at April 30, 2011.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2011, the maximum amount of loss the Trust would incur due to counterparty risk was $13,185, representing the fair value of such derivatives in an asset position. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$13,185	$(2,489,851)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(2,091,990)	$(1,960,836)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2011, which is indicative of the volume of this derivative type, was approximately $55,696,000.

10 Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $185 million ($150 million prior to March 29, 2011) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. Included in interest expense is approximately $92,000 of amortization of previously paid up-front fees related to the period from November 1, 2010 through March 29, 2011. In connection with the renewal of the Agreement on March 30, 2011, the Trust was not required to pay up-front fees. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2011, the Trust had borrowings outstanding under the Agreement of $150,000,000 at an interest rate of 1.16%. The carrying amount of the borrowings at April 30, 2011 approximated its fair value. For the six months ended April 30, 2011, the average borrowings under the Agreement and the average interest rate were $150,000,000 and 1.26% (annualized), respectively.

11 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

12 Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$726,913,194	$2,002,847	$728,916,041
Corporate Bonds & Notes	—	52,802,587	770,289	53,572,876
Asset-Backed Securities	—	7,770,190	—	7,770,190
Common Stocks	310,397	2,824,708	7,234,108	10,369,213
Preferred Stocks	—	—	89,103	89,103
Warrants	—	12,127	0	12,127
Miscellaneous	—	0	—	0
Short-Term Investments	—	15,208,459	—	15,208,459

Total Investments	$310,397	$805,531,265	$10,096,347	$815,938,009

Forward Foreign Currency Exchange Contracts	—	13,185	—	13,185

Total	$310,397	$805,544,450	$10,096,347	$815,951,194

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,489,851)	$—	$(2,489,851)

Total	$—	$(2,489,851)	$—	$(2,489,851)

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments	Investments	Investments	Investments
	Senior Floating-	in Corporate	in Common	in Preferred	in Warrants
	Rate Interests	Bonds & Notes	Stocks	Stocks	and Miscellaneous	Total

Balance as of October 31, 2010	$1,958,716	$528,020	$1,650,143	$328,797	$0	$4,465,676
Realized gains (losses)	(500,093)	(554,962)	84,460	117,398	—	(853,197)
Change in net unrealized appreciation (depreciation)*	187,740	557,127	3,539,674	(214,792)	—	4,069,749
Cost of purchases	323,530	233,430	1,828	—	—	558,788
Proceeds from sales	(45,473)	(17,201)	(219,495)	(142,300)	—	(424,469)
Accrued discount (premium)	7,118	23,875	—	—	—	30,993
Transfers to Level 3**	71,309	—	2,177,498	—	—	2,248,807
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2011	$2,002,847	$770,289	$7,234,108	$89,103	$0	$10,096,347

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2011*	$185,110	$549,622	$3,539,674	$(75,238)	$—	$4,199,168

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of investments.

At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. Specifically, the Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders
As of April 30, 2011, our records indicate that there are 53 registered shareholders and approximately 24,260 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries. If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements of for other purposes as it deems appropriate or necessary. The Fund may also purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2025-6/11	CE-FLRTSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy. The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page Scott H. Page
President

Date:	June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 8, 2011

By:	/s/ Scott H. Page Scott H. Page
President

Date:	June 8, 2011